AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 21, 2017

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 278                      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 279                            /X/

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copy to:

Sean Graber, Esquire                               Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Investments
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          /X/       Immediately upon filing pursuant to paragraph (b)
          / /       On [date] pursuant to paragraph (b)
          / /       60 days after filing pursuant to paragraph (a)(1)
          / /       75 days after filing pursuant to paragraph (a)(2)
          / /       On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 278 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 21st day of March, 2017.


                                   THE ADVISORS' INNER CIRCLE FUND

                                     By:           *
                                        ---------------------------------
                                        Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


           *                        Trustee                       March 21, 2017
------------------------------
John K. Darr

           *                        Trustee                       March 21, 2017
------------------------------
William M. Doran

           *                        Trustee                       March 21, 2017
------------------------------
Joseph T. Grause, Jr.

           *                        Trustee                       March 21, 2017
------------------------------
Mitchell A. Johnson

           *                        Trustee                       March 21, 2017
------------------------------
Betty L. Krikorian

           *                        Trustee                       March 21, 2017
------------------------------
Robert A. Nesher

           *                        Trustee                       March 21, 2017
------------------------------
Bruce Speca

           *                        Trustee                       March 21, 2017
------------------------------
George J. Sullivan, Jr.

           *                        President                     March 21, 2017
------------------------------
Michael Beattie

           *                        Treasurer, Controller &       March 21, 2017
------------------------------      Chief Financial Officer
Stephen Connors

*By:  /S/ DIANNE M. DESCOTEAUX
     ------------------------------
     Dianne M. Descoteaux
     Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT NUMBER       DESCRIPTION

EX-101.INS           XBRL Instance Document
EX-101.SCH           XBRL Taxonomy Extension Schema Document
EX-101.CAL           XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF           XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB           XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE           XBRL Taxonomy Extension Presentation Linkbase